5. CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2013
Convertible Notes Payable
Convertible notes payable
	June 30, 2013	December 31, 2012
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	$–	$12,409
Convertible note payable, due July 11, 2013, net of unamortized debt discount and OID of $1,015 and $26,301, respectively	2,315	23,699
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	–	19,022
Convertible note payable, due October 3, 2013, net of unamortized debt discount and OID of $7,873 and $18,904, respectively	22,377	6,096
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $26,399	–	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $179,401 and $43,326, respectively	59,599	6,674
Convertible note payable, due September 19, 2013, net of unamortized debt discount of $7,310 and $30,852, respectively	10,190	1,648
Convertible note payable, due January 31, 2014, net of unamortized debt discount and OID of $17,818	12,432	–
Convertible note payable, due October 29, 2013, net of unamortized debt discount of $14,197	18,303	–
Convertible note payable, due March 27, 2014, net of unamortized debt discount and OID of $22,377	7,873	–
Convertible note payable, due December 27, 2013, net of unamortized debt discount of $21,119	11,381	–
Convertible note payable, due April 24, 2014, net of unamortized debt discount and OID of $13,373	3,127	–
Convertible note payable, due January 24, 2015, net of unamortized debt discount and OID of $108,041	6,959	–
Convertible note payable, due March 3, 2014, net of unamortized debt discount of $69,215	9,285	–
Convertible note payable, due December 19, 2013, net of unamortized debt discount and OID of $30,714	1,786
Total	165,627	75,649
Less short term portion	(99,069)	(68,975)
Long term portion	$66,558	$6,674